Condensed Consolidated Statements of Changes In Shareholders' Deficit Equity - USD ($) $ in Thousands	Total	Revision of Prior Period, Reclassification, Adjustment [Member]	Redeemable Convertible Prime Preferred Stock [Member]	Preferred Stock [Member] Redeemable Convertible Senior Preferred Stock [Member]	Preferred Stock [Member] Redeemable Convertible Prime Preferred Stock [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Preferred Stock [Member] Founders Convertible Preferred Stock [Member]	Preferred Stock [Member] Founders Convertible Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Founders Convertible Preferred Stock [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Preferred Stock [Member] Series C One Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Series D One Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Revision of Prior Period, Reclassification, Adjustment [Member]
Beginning balance at Dec. 31, 2018	$ (316,492)	$ (316,492)				$ 522,357		$ 522,357									$ 53,590	$ 53,590	$ (87)	$ (87)	$ (369,995)	$ (369,995)
Beginning balance (in shares) at Dec. 31, 2018						112,844,442	(13,589,137)	99,255,305	4,540,177	(546,745)	3,993,432			16,375,119	(1,971,951)	14,403,168
Net income (loss)	(387,482)																				(387,482)
Issuance of Common Stock to Board of Directors (in shares)														6,302,818
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises	1,219																1,219
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises (in shares)														2,105,336
Vesting of Common Stock shares														7,807,303
Stock-based compensation expense	30,738																30,738
Issuance of Series D Redeemable Convertible Preferred Stock, net of issuance costs						$ 211,433
Issuance of Series D Redeemable Convertible Preferred Stock, net of issuance costs (in shares)						14,409,859
Foreign currency translation adjustment	(583)																		(583)
Issuance of Redeemable Convertible Senior Preferred Stock, net of derivatives and issuance costs, and conversion of Common Stock to Redeemable Convertible Prime Preferred Stock												$ 60,510	$ 8,271
Issuance of Redeemable Convertible Senior Preferred Stock, net of derivatives and issuance costs, and conversion of Common Stock to Redeemable Convertible Prime Preferred Stock (in shares)												4,535,550	563,158
Ending balance at Dec. 31, 2019	(672,600)					$ 802,571											85,547		(670)		(757,477)
Ending balance (in shares) at Dec. 31, 2019						118,763,872			3,993,432					30,618,625
Net income (loss)	(208,230)																				(208,230)
Issuance of Common Stock to Board of Directors (in shares)														4,201,879
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises	933																933
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises (in shares)														5,085,362
Vesting of Common Stock shares														7,807,303
Stock-based compensation expense	6,174																6,174
Issuance of Series D Redeemable Convertible Preferred Stock, net of issuance costs						$ 51,711
Issuance of Series D Redeemable Convertible Preferred Stock, net of issuance costs (in shares)						3,524,037
Issuance of Series D and D-2 Redeemable Convertible Preferred Stock for acquisition of CIRC						$ 190,000
Issuance of Series D and D-2 Redeemable Convertible Preferred Stock for acquisition of CIRC (in shares)						12,937,248
Foreign currency translation adjustment	13,675																		13,675
Ending balance at Dec. 31, 2020	(860,048)			$ 0	$ 0	$ 1,044,282			$ 0					$ 0			92,654		13,005		(965,707)
Ending balance (in shares) at Dec. 31, 2020				0	0	135,225,157			3,993,432					47,713,169
Net income (loss)	(76,200)																				(76,200)
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises	435																435
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises (in shares)														1,592,693
Vesting of Common Stock shares														1,951,826
Stock-based compensation expense	1,485																1,485
Conversion of Redeemable Convertible Preferred Stock to Common Stock	1,044,282					$ (1,044,282)											1,044,282
Conversion of Redeemable Convertible Preferred Stock to Common Stock (in shares)						(135,225,157)								135,225,157
Conversion of Common Stock to Redeemable Convertible Prime Preferred Stock and Exchanged Common Stock	(1,044,282)				$ 1,044,282												(1,044,282)
Conversion of Common Stock to Redeemable Convertible Prime Preferred Stock and Exchanged Common Stock (in shares)					135,225,157									(135,225,157)
Issuance of Redeemable Convertible Senior Preferred Stock, net of issuance costs, and accrual of paid-in kind dividends	(2,030)			$ 80,570													(2,030)
Issuance of Redeemable Convertible Senior Preferred Stock, net of issuance costs, and accrual of paid-in kind dividends (in shares)				19,833,612
Foreign currency translation adjustment	(2,325)																		(2,325)
Ending balance at Mar. 31, 2021	(938,683)			$ 80,570	$ 1,044,282	$ 0			$ 0					$ 0			92,544		10,680		(1,041,907)
Ending balance (in shares) at Mar. 31, 2021				19,833,612	135,225,157	0			3,993,432					51,257,688
Beginning balance at Dec. 31, 2020	(860,048)			$ 0	$ 0	$ 1,044,282			$ 0					$ 0			92,654		13,005		(965,707)
Beginning balance (in shares) at Dec. 31, 2020				0	0	135,225,157			3,993,432					47,713,169
Net income (loss)	(196,333)																				(196,333)
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises	423																423
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises (in shares)														3,958,163
Vesting of Common Stock shares														4,032,188
Stock-based compensation expense	86,631																86,631
Conversion of Redeemable Convertible Preferred Stock to Common Stock	1,044,282					$ (1,044,282)											1,044,282
Conversion of Redeemable Convertible Preferred Stock to Common Stock (in shares)						(135,225,157)								135,225,157
Conversion of Common Stock to Redeemable Convertible Prime Preferred Stock and Exchanged Common Stock	(1,044,282)				$ 1,044,282												(1,044,282)
Conversion of Common Stock to Redeemable Convertible Prime Preferred Stock and Exchanged Common Stock (in shares)					135,225,157									(135,225,157)
Issuance of Redeemable Convertible Senior Preferred Stock, net of issuance costs, and accrual of paid-in kind dividends	(15,540)			$ 255,863													(15,540)
Issuance of Redeemable Convertible Senior Preferred Stock, net of issuance costs, and accrual of paid-in kind dividends (in shares)				45,397,329
Conversion of Redeemable Convertible Prime Preferred Stock, Exchanged Common Stock, Redeemable Convertible Senior Preferred Stock, and Founders Convertible Preferred Stock to Common Stock	1,300,145			$ (255,863)	$ (1,044,282)									$ 24			1,300,121
Conversion of Redeemable Convertible Prime Preferred Stock, Exchanged Common Stock, Redeemable Convertible Senior Preferred Stock, and Founders Convertible Preferred Stock to Common Stock (in shares)			(135,225,157)	(45,397,329)					(3,993,432)					184,615,918
Issuance of Common Stock through Business Combination and PIPE financing, net of transaction costs	11,014													$ 3			11,011
Issuance of Common Stock through Business Combination and PIPE financing, net of transaction costs (in shares)														32,304,509
Foreign currency translation adjustment	(5,467)																		(5,467)
Ending balance at Dec. 31, 2021	320,825													$ 27			1,475,300		7,538		(1,162,040)
Ending balance (in shares) at Dec. 31, 2021														272,623,947
Net income (loss)	10,351																				10,351
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises	169																169
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises (in shares)														843,591
Stock-based compensation expense	48,704																48,704
Issuance of Common Stock through settlement of restricted stock units (in shares)														1,817,226
Foreign currency translation adjustment	(4,473)																		(4,473)
Shares of Common Stock withheld related to net share settlement (in shares)														(607,936)
Shares of Common Stock withheld related to net share settlement	(1,903)																(1,903)
Ending balance at Mar. 31, 2022	$ 373,673													$ 27			$ 1,522,270		$ 3,065		$ (1,151,689)
Ending balance (in shares) at Mar. 31, 2022														274,676,828